File No. 33-58477
CIK #896973


                   Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 2


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



     Van Kampen American Capital Equity Opportunity Trust, Series 12
                          (Exact Name of Trust)


             Van Kampen American Capital Distributors, Inc.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


Van Kampen American Capital Distributors, Inc. Chapman and Cutler
Attention:  Don G. Powell                      Attention: Mark J. Kneedy
One Parkview Plaza                             111 West Monroe Street
Oakbrook Terrace, Illinois 60181               Chicago, Illinois 60603

            (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on April 24, 1997 pursuant to paragraph (b) of Rule 485.


SWISS BLUE CHIP STRATEGIC TRUST, SERIES 1

Van Kampen American Capital Equity Opportunity Trust, Series 12

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

 The Swiss Blue Chip Strategic Trust, Series 1 (the "Trust" or "
Swiss Equity Trust" ) is one unit investment trust in the Van Kampen
American Capital Equity Opportunity Trust, Series 12 (the "Fund" ). The
Swiss Equity Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks issued by companies located in Switzerland which were traded on the Zurich, Basel, or Geneva stock exchanges as of the Initial Date of Deposit (the "Equity Securities" or "Securities" ). Unless terminated earlier, the Trust will terminate on May 16, 2001 and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units. Unless otherwise indicated, all amounts herein are stated in U.S. dollars computed on the basis of the exchange rate for Swiss francs.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts, divided by the number of Units outstanding, plus the applicable sales charge. See "Summary of Essential Financial Information" .

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is April 16, 1997

SWISS BLUE CHIP STRATEGIC TRUST, SERIES 1
Van Kampen American Capital Equity Opportunity Trust, Series 12
Summary of Essential Financial Information
As of March 5, 1997

Managing Underwriter:  International Assets Advisory Corp.
             Sponsor: Van Kampen American Capital Distributors, Inc. Supervisor (1): Van Kampen American Capital Investment Advisory Corp.
                       (An affiliate of the Sponsor)
  Sub-Supervisor (1):  Global Assets Advisors, Inc.
           Evaluator:  American Portfolio Evaluation Services
                       (A division of an affiliate of the Sponsor)
             Trustee:  The Bank of New York

                                                                                                       Swiss
                                                                                                       Blue Chip
                                                                                                       Strategic
                                                                                                       Trust
                                                                                                       ---------------
General Information
Number of Units.......................................................................................       1,912,500
Fractional Undivided Interest in the Trust per Unit ..................................................     1/1,912,500
Public Offering Price: ...............................................................................
 Aggregate Value of Securities in Portfolio <F2>...................................................... $    23,595,278
 Aggregate Value of Securities per Unit (including accumulated dividends)............................. $         12.53
 Sales Charge 5.0% (5.263% of Aggregate Value of Securities excluding principal cash) per Unit <F4>... $           .66
 Public Offering Price per Unit <F3><F4>.............................................................. $         13.19
Redemption Price per Unit............................................................................. $         12.53
Secondary Market Repurchase Price per Unit............................................................ $         12.53
Excess of Public Offering Price per Unit Over Redemption Price per Unit............................... $           .66

Supervisor's Annual Supervisory Fee...Maximum of $.007 per Unit
Evaluator's Annual Fee ...............Maximum of $.0025 per Unit
                                      Evaluations for purpose of sale, purchase or redemption of Units are made as of close of the relevant stock market (generally 10:00 A.M. New York time.)
Date of Deposit.......................May 16, 1995
Mandatory Termination Date............May 16, 2001
                                      The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Minimum Termination Value.............Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Special Information......................................
Calculation of Estimated Net Annual Dividends per Unit...
 Estimated Gross Annual Dividends per Unit............... $   .08013
 Less: Estimated Expenses per Unit....................... $   .02255
 Estimated Net Annual Dividends per Unit................. $   .05758

Trustee's Annual Fee <F5>...........$.008 per Unit
Income Distribution Record Date.....TENTH day of June and December.
Income Distribution Date............TWENTY-FIFTH day of June and December.
Capital Account Record Date.........TENTH day of December.
Capital Account Distribution Date...TWENTY-FIFTH day of December.

----------

<F1>Pursuant to a contractual arrangement with the Supervisor, Global Assets
Advisors, Inc. will provide to the Supervisor on an agency basis supervisory services in return for the entire supervisory fee.

<F2>Each Equity Security is valued at the closing sale price. The aggregate value of Securities in the Trust represents the U.S. dollar value based on the bid side value of the currency exchange rate for the Swiss Franc at the Evaluation Time.

<F3>Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F4>Effective on each May 23, commencing May 23, 1996, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%. See "Public Offering-Offering Price" in Part Two.

<F5>In addition, the Trustee will receive additional annual compensation, payable in monthly installments of $0.30 per $1,000 of market value of Equity
Securities held in a sub-custodian account at month end.

PORTFOLIO

The Swiss Blue Chip Strategic Trust consists of 11 different issues of Equity Securities, which are primarily actively traded, common stocks of companies located in Switzerland which were listed on the Zurich, Basel or Geneva stock exchanges as of the Initial Date of Deposit.

PER UNIT INFORMATION

                                                                                                        1995<F1>      1996
                                                                                                        ------------- -------------
Net asset value per Unit at beginning of period........................................................ $        9.43 $       11.83
                                                                                                        ============= =============
Net asset value per Unit at end of period.............................................................. $       11.83 $       12.05
                                                                                                        ============= =============
Distributions to Unitholders of investment income including accumulated dividends, paid on Units
redeemed (average Units outstanding for entire period)................................................. $        0.04 $        0.12
                                                                                                        ============= =============
Distributions to Unitholders from Equity Security redemption proceeds (average Units outstanding for
entire period)......................................................................................... $        0.02 $        0.01
                                                                                                        ============= =============
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at end of period).... $        1.79 $        0.14
                                                                                                        ============= =============
Units outstanding at end of period.....................................................................     2,000,000     1,945,000

----------
For the period from May 16, 1995 (date of deposit) through December 31, 1995.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of Swiss Blue Chip Strategic Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 12):

We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of the Swiss Blue Chip Strategic Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 12) as of December 31,1996 and the related statements of operations and changes in net assets for the period from May 16, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31,1996 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Swiss Blue Chip Strategic Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series
12) as of December 31, 1996, and the results of operations and changes in net assets for the period from May 16, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996, in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
March 14, 1997

SWISS BLUE CHIP STRATEGIC TRUST
SERIES 1
Statements of Condition
December 31, 1996

                                                                                                   Swiss
                                                                                               Blue Chip
                                                                                              Strategic
                                                                                                   Trust
Trust property
 Cash.................................................................................... $        6,525
 Securities at market value, (cost $19,577,098) (note 1).................................     23,422,685
 Accumulated dividends...................................................................             --
                                                                                          $   23,429,210
                                                                                          ==============
Liabilities and interest to Unitholders
 Interest to Unitholders................................................................. $   23,429,210
                                                                                          $   23,429,210
                                                                                          ==============
Analyses of Net Assets
Interest of Unitholders (1,945,000 Units of fractional undivided interest outstanding)
 Cost to original investors of 2,000,000 Units (note 1).................................. $   21,229,516
 Less initial underwriting commission (note 3)...........................................      1,160,017
                                                                                          --------------
                                                                                              20,069,499
 Less redemption of 55,000 Units.........................................................        675,600
                                                                                          --------------
                                                                                              19,393,899
Undistributed net investment income
 Net investment income...................................................................        339,149
 Less distributions to Unitholders.......................................................        296,348
                                                                                          --------------
                                                                                                  42,801
 Realized gain (loss) on Security sale or redemption.....................................        192,373
 Unrealized appreciation (depreciation) of Securities (note 2)...........................      3,845,587
 Distributions to Unitholders of Security sale or redemption proceeds....................       (45,450)
 Net asset value to Unitholders.......................................................... $   23,429,210
                                                                                          ==============
Net asset value per Unit (1,945,000 Units outstanding)................................... $        12.05
                                                                                          ==============

The accompanying notes are an integral part of these statements.

SWISS BLUE CHIP STRATEGIC TRUST, SERIES 1
Statements of Operations
Period from May 16, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996

                                                                               1995        1996
                                                                      ------------- -----------
Investment income
 Dividend income..................................................... $     119,969 $   274,937
Expenses.............................................................
 Trustee fees and expenses...........................................         8,014      20,776
 Evaluator fees......................................................         1,922       5,175
 Supervisory fees....................................................         5,424      14,445
                                                                      ------------- -----------
 Total expenses......................................................        15,360      40,397
                                                                      ------------- -----------
 Net investment income...............................................       104,609     234,540
Realized gain (loss) from Securities sale or redemption
 Proceeds............................................................            --     684,774
 Cost................................................................            --     492,401
                                                                      ------------- -----------
 Realized gain (loss)................................................            --     192,373
Net change in unrealized appreciation (depreciation) of Securities...     3,571,095     274,492
                                                                      ------------- -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......$   3,675,704 $   701,405
                                                                      ============= ===========

Statements of Changes in Net Assets
Period from May 16, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996

                                                                                                                1995           1996
                                                                                                      -------------- --------------
Increase (decrease) in net assets
Operations:
 Net investment income............................................................................... $      104,609 $      234,540
 Realized gain (loss) on Securities sale or redemption...............................................             --        192,373
 Net change in unrealized appreciation (depreciation) of Securities..................................      3,571,095        274,492
                                                                                                      -------------- --------------
 Net increase (decrease) in net assets resulting from operations.....................................      3,675,704        701,405
Distributions to Unitholders from:
 Net investment income...............................................................................       (65,836)      (230,512)
 Securities sale or redemption proceeds..............................................................       (25,600)       (19,850)
Redemption of Units..................................................................................             --      (675,600)
                                                                                                      -------------- --------------
 Total increase (decrease)...........................................................................      3,584,268      (224,557)
Net asset value to Unitholders
 Beginning of period.................................................................................        943,392     23,653,767
 Additional Securities purchased from proceeds of Unit Sales.........................................     19,126,107             --
                                                                                                      -------------- --------------
 End of period (including undistributed net investment income of $38,773 and $42,801, respectively).. $   23,653,767 $   23,429,210
                                                                                                      ============== ==============

The accompanying notes are an integral part of these statements.

SWISS BLUE CHIP STRATEGIC TRUST, SERIES 1
PORTFOLIO as of December 31,
1996

                                                                  Valuation of Securities
Number                                                                    at December 31,
of                                          Market Value Per                         1996
Shares     Name of Issuer                               Share                    (Note 1)
---------- ---------------------------- --------------------- ----------------------------
2,150      BBC Brown Boveri AG          $           1,240.686 $                  2,667,474
------------------------------------------------------------------------------------------
7,800      CS Holdings                                102.459                      799,180
------------------------------------------------------------------------------------------
9,800      Holderbank                                 143.815                    1,409,389
------------------------------------------------------------------------------------------
2,350      Nestle SA                                1,070.790                    2,516,356
------------------------------------------------------------------------------------------
5,486      Novartis AG                              1,142.325                    6,266,795
------------------------------------------------------------------------------------------
276        Roche Holdings AG                        7,760.805                    2,141,982
------------------------------------------------------------------------------------------
3,950      Swiss Bank Corporation                     189.642                      749,087
------------------------------------------------------------------------------------------
2,170      Swiss Reinsurance                        1,064.829                    2,310,678
------------------------------------------------------------------------------------------
780        Union Bank of Switzerland                  874.069                      681,774
------------------------------------------------------------------------------------------
2,940      Winterthur                                 576.751                    1,695,648
------------------------------------------------------------------------------------------
7,880      Zurich Insurance                           277.198                    2,184,322
45,582                                                        $                 23,422,685
==========                                                     ===========================

The accompanying notes are an integral part of these statements.

SWISS BLUE CHIP STRATEGIC TRUST SERIES 1
Notes to Financial Statements
December 31, 1995 and 1996

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed are valued at the last closing sales price of the relevent stock exchanges.

Security Cost - The original cost to the Trust of the Securities was based on the closing sale prices of the relevent stock exchanges. The cost was determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1996 is as follows:

                                     Swiss
                                 Blue Chip
                                Strategic
                                     Trust
                            --------------
Unrealized Appreciation     $    4,255,692
Unrealized Depreciation          (410,105)
                            --------------
                            $    3,845,587
                            ==============

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Managing Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in
Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Managing Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to 5.820% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 5.5% of the public offering price which is 5.820% of the underlying value of the Securities. Effective on each May 23, commencing May 23, 1996, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%.

Compensation of Evaluator and Supervisor - the Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.007 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer
Price Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended December 31, 1995 and the year ended December 31, 1996, 0 Units and 55,000 Units, respectively, were presented for redemption.

SWISS BLUE CHIP STRATEGIC TRUST, SERIES 1

Prospectus Part Two

The Fund. Van Kampen American Capital Equity Opportunity Trust, Series 12 (the "Fund" ) is comprised of one underlying unit investment trust designated as the Swiss Blue Chip Strategic Trust, Series 1 ("Swiss Equity Trust" or "Trust" ). The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks issued by companies located in Switzerland traded on the Zurich, Basel or Geneva stock exchanges as of the Initial Date of Deposit (the "Equity Securities" or "Securities" ). Unless terminated earlier, the Trust will terminate on May 16, 2001 (the "
Mandatory Termination Date" ) and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units. Unless otherwise indicated, all amounts herein are stated in U.S. dollars computed on the basis of the exchange rate for Swiss francs on the date hereof.

Objective of the Trust. The objective of the Trust is to provide an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital, by investing in a portfolio of actively traded equity securities listed on the Zurich, Basel or Geneva stock exchanges as of the Initial Date of Deposit and issued by companies located in Switzerland. See "Portfolio" in Part
One. There is, of course, no guarantee that the objective of the Trust will be achieved.

Public Offering Price. The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The Public Offering Price per Unit is based on the aggregate value of the Securities computed on the basis of the bid side value of the currency exchange rate for Swiss francs expressed in U.S. dollars. If Units were available for purchase at date thereof, the Public Offering Price per Unit would have been that amount set forth under "Summary of Essential Financial Information" in Part One.
The minimum purchase is 500 Units (100 Units for a tax-sheltered retirement plan). See "Public Offering."

Dividend and Capital Distributions. Distributions of dividends and capital, if any, received by the Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "
Summary of Essential Financial Information" in Part One. Any distribution of income and/or capital will be net of the expenses of the Trust. See " Taxation." Additionally, upon surrender of Units for redemption or termination of the Trust, the Trustee will distribute to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

Secondary Market for Units. Although not obligated to do so, International Assets Advisory Corp. (the "Managing Underwriter" ) currently intends to maintain a market for Units of the Trust and offer to repurchase Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the closing sale prices of the Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units at prices based upon the aggregate underlying value of the Equity Securities in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "Rights of Unitholders--Redemption of Units."

NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

Both parts of this Prospectus should be retained for future reference.

This Prospectus is dated as of the date of the Prospectus Part One accompanying this Prospectus Part Two

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Termination. Commencing on the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Securities. Written notice of any termination of the Trust shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

Portfolio Supervision. Van Kampen American Capital Investment Advisory Corp., the Supervisor for the Trust, has retained Global Assets Advisors, Inc. (" Global Assets Advisors" ) as the Sub-Supervisor to provide research to the Supervisor and perform portfolio supervisory services for the Trust. The Sponsor believes that this arrangement is desirable in the present circumstances due to the complexity of the foreign equity security markets and Global Assets Advisors' expertise in providing equity research on individual foreign equity securities, emerging markets and the foreign equity security markets in general. The Supervisor will pay Global Assets Advisors the entire supervisory fee for providing these services. See "Summary of Essential Financial Information" in Part One.

Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market and currency fluctuations, the lack of adequate financial information concerning an issuer and exchange control restrictions impacting foreign issuers. For certain risk considerations related to the Trust, see "Risk Factors." Units of the Trust are not deposits or obligations of, and are not guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the possible loss of the principal amount invested.

THE TRUST

--------------------------------------------------------------------------
Van Kampen American Capital Equity Opportunity Trust, Series 12, which is comprised of one unit investment trust, Swiss Blue Chip Strategic Trust, Series 1, was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement" ), dated as of the initial date of deposit set forth in the "Summary of Essential Financial Information" in Part One (the "Initial Date of Deposit"
), among Van Kampen American Capital Distributors, Inc., as Sponsor, Van Kampen American Capital Investment Advisory Corp., as Supervisor, The Bank of New York, as Trustee, and American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator.

The Trust offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of actively traded equity securities listed on the Zurich, Basel or Geneva stock exchanges as of the Initial Date of Deposit and issued by companies located in Switzerland.

Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date set forth under "Summary of Essential Financial
Information" in Part One and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

On the Initial Date of Deposit, the Sponsor deposited with the Trustee the Securities including delivery statements relating to contracts for the purchase of certain such Securities and an irrevocable letter of credit issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the Trust.

Each Unit of the Trust initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor or the Managing Underwriter, or until the termination of the Trust Agreement.

OBJECTIVE AND SECURITIES SELECTION

--------------------------------------------------------------------------
The objective of the Trust is to provide an above average total return through a combination of potential capital appreciation and dividend income by investing in a portfolio of common stocks issued by companies located in Switzerland and listed on the Zurich, Basel or Geneva stock exchanges as of the Initial Date of Deposit. There is, of course, no assurance that the Trust (which includes expenses and sales charges) will achieve its objective.

The Equity Securities selected for deposit in the Trust were chosen by International Assets Advisory Corporation ("IAAC" or the "Managing Underwriter" ). In selecting the Equity Securities for inclusion in the Trust, the Managing Underwriter considered the following criteria as of the Initial Date of Deposit: (a) market capitalization for each issuer is in excess of $1 billion; (b) each Security is one of the 23 stocks included in the Swiss Market Index (described by Bloomberg L.P. as "a capitalization-weighted index of the largest and most liquid stocks traded on the Geneva, Zurich and Basel stock exchanges" ); (c) sales or turnover for each issuer is in excess of $5 billion; and (d) each issuer is among the leaders within its industry. In selecting the Equity Securities, the Managing Underwriter also considered the following factors: (a) maintaining portfolio diversification; (b) selecting common stocks which have a strong position within the international marketplace; and (c) the possibility for above-average total return. In the Managing Underwriter's opinion, an investment in the portfolio of Swiss Equity Securities will accomplish the Trust's objectives.

In recent years, the Swiss market, without giving effect to currency exchange adjustments, has outperformed the U.S. market. Between January 1, 1990 and December 31, 1994, the U.S. market, as measured by the Dow Jones Industrial Average, rose 39.27%. After giving effect to currency exchange adjustments, the Swiss market, as measured by the Swiss Market Index, rose 74.10% over the same period. This comparison is, of course, for illustration purposes only. The Swiss Market Index includes several securities in addition to the Securities in the Trust. Past performance of the Swiss Market Index is not indicative of how the Securities in the Trust will perform over the life of the Trust.

Despite Switzerland's relatively small size and lack of natural resources, many Swiss companies have enjoyed economic success. In fact, because of Switzerland's relatively small domestic market, many Swiss companies (including certain of those included in the portfolio) have become industry leaders in such sectors as finance, pharmaceuticals, food manufacturing, and the chemical industry. In addition, Switzerland's neutrality, its social, political and economic strength, and the relative stability of the Swiss franc add to the attractiveness of investing in Swiss companies.

Investors will be subject to taxation on the dividend income received by the Trust and on gains from the sale or liquidation of Securities. Investors should be aware that there is not any guarantee that the objective of the Trust will be achieved because it is subject to the continuing ability of the respective issuers to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Securities will pay dividends on outstanding common shares. Any distribution of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions. In addition, a decrease in the value of the Swiss franc relative to the U.S. dollar will adversely affect the value of the Trust's assets and income and the value of the Units of the Trust. See "
Risk Factors."

Investors should note that the above criteria was applied to the Securities for inclusion in the Trust as of the Initial Date of Deposit. Subsequent to the Initial Date of Deposit, the Securities may no longer meet the above criteria. Should a Security no longer meet the criteria originally established for inclusion in the Trust, such Security will not as a result thereof be removed from the Trust portfolio.

Investors should be aware that the Trust is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration" ). In addition, Securities will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. The Trust may continue to hold Securities even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

TRUST PORTFOLIO

--------------------------------------------------------------------------
The Trust consists of common stocks of companies located in Switzerland listed on the Zurich, Basel or Geneva stock exchanges as of the Initial Date of Deposit. In June 1995 Switzerland introduced a new electronic stock exchange system which has the capability to process trading, settlement and clearing on a real time basis in one computer-based network. The new system is expected to result in an increase in overall market liquidity which will allow the attractive medium or small capitalization companies that were formerly traded on the three exchanges to become more accessible. As a result of the implementation of the new electronic system, the Zurich, Basel and Geneva exchanges have closed. The new system should surpass the inefficiencies experienced with the old structure and should improve valuations of medium and small capitalization companies. The following is a general description of each of the companies included in the Trust.

BBC Brown Boveri AG. BBC is a holding company for a 50% stake in ABB Asea Brown Boveri Ltd., a privately-held international company. The company, through over 1,300 affiliates, is active in the following principal sectors: power generation systems; power transmission networks; products and systems for local distribution and control of electrical energy; products, systems and services for industrial processes; rail transportation systems; financial services; and other electrical engineering-related activities.

Ciba-Geigy AG. Ciba-Geigy produces and sells pharmaceuticals, chemicals, and biological products, operating in over 60 countries internationally. The pharmaceuticals and healthcare division is the company's largest profit contributor and includes pharmaceutical specialties, self-medication, diagnostics and Ciba Vision. The agriculture division includes plant protection, animal health and seeds. The industrial division consists of textile dyes, chemicals, additives, composites, polymers and pigments. The company intends to merge with Sandoz AG (see below) to become one company Novartis, pending shareholder and regulatory approval.

CS Holdings. CS Holdings is a holding company to banks and other financial service institutions. The company has over 330 offices in Switzerland and 500 worldwide. Holdings include: Credit Suisse, providing worldwide universal banking services; CS First Boston Group Inc. (USA), involved in investment banking and dealings in derivatives and other financial services in the USA, Europe, and the Pacific Rim; Leu Holding, providing private banking services through Bank Leu, Bank Hofmann, Clariden Bank, and Bank Heusser & Cie; Sweizerishe Volksbank, providing banking through 192 branches to small to medium sized firms and individuals; Fides Trust, offering investment consultancy and information services; CS Life, offering life insurance to bank customers; Elektrowatt, involved in energy production in Switzerland.

Holderbank, "Holderbank Financiere Glaris AG" . Holderbank is the largest cement producer in the world, with operations on five continents. The company produces cement, truck-mixed concrete and concrete chemicals, aggregates, concrete technology and other products as well as services. The company's cement production capacity is approximately 60 million tons.

Nestle SA. Nestle is a holding company and the world's largest food company. The company has interests in beverages, milk products and dietetics, prepared dishes and cooking aids, chocolate and confectionery products, pet food, mineral water, frozen food, pharmaceuticals and cosmetics. The group's products are manufactured in 489 factories and sold in over 100 countries. Nestle's international brands include Nescafe coffee, Carnation milk, Buitoni pasta, Perrier water, Stouffer's frozen foods and Libby's juices.

Roche Holdings AG. The Roche group is involved in the research, development, manufacture and sale of pharmaceutical and chemical products worldwide. Principal businesses encompass the preventative, diagnostic and therapeutic aspects of health care. The group's activities are divided into four main divisions: Pharmaceuticals; Vitamins and Fine Chemicals; Diagnostics; and Fragrances and Flavors. Roche distributes its products throughout Europe, the US, Asia and Latin America.

Sandoz AG. Sandoz manufactures chemicals and pharmaceuticals internationally. The company's principal activities are: Pharmaceuticals, including preparations of medicines for central nervous disorders, endocrinology, asthma and allergies, cardiovascular disorders and organ transplants; Chemicals, including dyestuffs for textile, leather, paper and aluminum industries; Nutrition, including Ovaltine, Gerber baby food and sports nutrition; Agrochemicals, providing herbicides, insecticides and fungicides; Seeds; and Construction and Environment products. The company intends to merge with Ciba-Geigy AG (see above) to become one company, Novartis, pending shareholder and regulatory approval.

Swiss Bank Corporation, "Schweizerischer Bankverein SBC" . The principal activity of the group is the provision of an extensive range of banking and associated services in Switzerland and worldwide. These services include foreign exchange and banknote dealings, precious metal trading, mortgages and building loans.

Swiss Reinsurance, "Schweizerische Rueckversicherungs-Gesellschaft" . Swiss Reinsurance is principally involved in providing reinsurance and insurance industry services. The company has a global presence, with 55 reinsurance operations in 25 countries across all continents. In September 1994, the company sold its European direct insurance businesses, receiving over 5 billion Swiss francs on the sale. The company will now focus on its core business of reinsurance.

Union Bank of Switzerland, "Schweizerische Bankgesellschaft" . UBS is the largest Swiss bank in terms of equity. The principal activity of the group is the provision of a wide range of banking and financial services in the domestic and overseas market. The bank offers corporate and institutional banking, retail banking and basic banking services, corporate finance, merchant banking, investment counseling and portfolio management, trading and risk management.

Winterthur, "Winterthur Schweizerische Versicherungs-Gesellschaft" . Winterthur is the second largest Swiss insurer. The company writes life and non-life insurance coverage throughout Switzerland and overseas. Income premiums in 1993 were geographically spread as follows: Switzerland 43.5%, rest of Europe 38.1%, North America 13.2%, Asia 4.9%.

Zurich Insurance, "Zurich Versicherungsgesellschaft" . Zurich Insurance is an international insurance company that offers life and non-life insurance products. The company provides life, automobile, property, accident, sickness, and general liability insurance to individuals and groups. Zurich operates through approximately 32 branch offices that serve Switzerland, the European community, North America and elsewhere.

The Trust consists of (a) the Equity Securities (including contracts for the purchase thereof) listed under "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Equity Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Equity Securities.

Investors should note that the above criteria was applied to the Equity Securities selected for inclusion in the Trust portfolio as of the date indicated above. The Managing Underwriter may continue to sell Units of the Trust even though the Equity Securities would no longer be chosen for deposit into the Trust if the selection process were to be made again at a later time.

RISK FACTORS

--------------------------------------------------------------------------
General. An investment in Units of the Trust should be made with an understanding of the risks which an investment in foreign common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by each issuer's board of directors and have a right to participate in amounts available for distribution by such issuer only after all other claims on such issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in a portfolio may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor or the Managing Underwriter. The price at which the Equity Securities may be sold to meet redemption, and the value of the Trust, will be adversely affected if trading markets for the Equity Securities are limited or absent.

Unitholders will be unable to dispose of any of the Equity Securities in the Trust, as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Supervisor.

Foreign Securities. Since the Equity Securities consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities, the possibility that the financial condition of the issuers of the Equity Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Equity Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Equity Securities, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Equity securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Equity Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption.

Investors should be aware that it may not be possible to buy all Equity Securities at the same time because of the unavailability of any Equity Security, and restrictions applicable to the Trust relating to the purchase of an Equity Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Equity Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Equity Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Equity Securities, investors should realize that the Equity Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Equity Securities will be adversely affected if trading markets for the Equity Securities are limited or absent.

Switzerland. The information provided below details certain important factors which impact the economy of Switzerland. This information has been extracted from various governmental and private publications, but no representation can be made as to its accuracy; furthermore, no representation is made that any correlation exists between the economy of Switzerland and the value of the Equity Securities held by the Trust.

Currently, securities trading in Switzerland is concentrated on the Zurich, Basel and Geneva Exchanges. In Switzerland, the cantons (federal states) are to a certain extent entitled to enact laws regarding the securities brokerage business, yet procedures are uniform throughout Switzerland. In addition, the various exchanges are in differing respects self-regulated. However, following implementation of a new national electronic stock exchange, the Swiss Stock Exchange, the cantonal stock exchange laws were replaced by a new Federal
Stock Exchange Law. The nationwide electronic exchange began operating in 1995 and connects all market trading and settlements in one computer-based network. The new Federal Stock Exchange Law took effect in 1996. Currently, a security may not be officially traded on an exchange without being admitted to the quotations list under the listing regulations. A Swiss company whose securities are to be listed must: (i) generally have been in business for at least five years, (ii) have published its audited yearly accounts as well as its business report, (iii) have a paid-in capital of not less than 5 million Swiss francs and (iv) the total nominal amount of one specific issue is to be at least 10 million Swiss francs or have a market value of at least 25 million Swiss francs. The new Federal Stock Exchange Law covers all aspects of securities trading and focuses on rules relating to disclosure and takeovers. The new law is also designed to promote more far-reaching shareholder rights and satisfy needs of international investors. Of course, the Sponsor cannot predict the extent to which the new law will achieve its objectives or the effect, if any, the new system will have on the Equity Securities in the Trust.

The Swiss securities markets have historically had substantially less volume than the U.S. securities markets and the capitalization of the Swiss markets is highly concentrated. This combination of lower volume and greater concentration in the Swiss securities markets may create a risk of greater price volatility than in the U.S. securities markets. While one of the goals of the new electronic stock exchange system is to increase overall market liquidity, it is not possible to predict the long-term effect that the introduction of the new system will have on the Swiss securities market, in general, or the Equity Securities in the Trust.

In late 1993, the European Union (the "EU" ), formerly known as the
European Economic Community, was created through the Maastricht Treaty. It is expected that the Treaty will have the effect of eliminating most remaining trade barriers between the twelve member nations and make Europe one of the largest common markets in the world. While Switzerland is not a member of the EU, Switzerland and several other countries are members of the European Free Trade Association (the "EFTA" ). These countries signed an agreement with the EU in 1991 to establish a European Economic Area (the "EEA" ). Broadly defined, the aim of the agreement is to extend the same advantages of the single European market to the EFTA countries. While it is not possible to predict the future influence of the EEA treaty on the Swiss stock market, it is expected that the removal of most barriers to the free movement of goods and labor in the EFTA countries will positively impact Swiss multinational companies but also may have a negative impact on non-multinational Swiss companies. Furthermore, the recent rapid political and social change throughout Europe make the extent and nature of future economic development in Switzerland and Europe, and the impact of such development upon the value of the Equity Securities, impossible to predict. Moreover, it is not possible to accurately predict the effect of the current political and economic situation upon long-term inflation and balance of trade cycles and how these changes would affect the currency exchange rate between the U.S. dollar and the Swiss franc.

Exchange Rate. The Trust is comprised of Equity Securities that are principally traded in Swiss francs and as such involves investment risks that are substantially different from an investment in a fund which invests in securities that are principally traded in United States dollars. The United States dollar value of the portfolio (and hence of the Units) and of the distributions from the portfolio will vary with fluctuations in the United States dollar foreign exchange rates for the Swiss franc. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports of goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

The post-World War II international monetary system was, until 1973, dominated by the Bretton Woods Treaty, which established a system of fixed exchange rates and the convertibility of the United States dollar into gold through foreign central banks. Starting in 1971, growing volatility in the foreign exchange markets caused the United States to abandon gold convertibility and to effect a small devaluation of the United States dollar. In 1973, the system of fixed exchange rates between a number of the most important industrial countries of the world, among them the United States and most western European countries, was completely abandoned. Subsequently, major industrialized countries have adopted "floating" exchange rates, under which daily currency valuations depend on supply and demand in a freely fluctuating international market. Many smaller or developing countries have continued to "peg" their currencies to the United States dollar although there has been some interest in recent years in "pegging" currencies to " baskets" of other currencies or to a Special Drawing Right administered by the International Monetary Fund. Since January 1973, the Swiss franc has traded on a floating exchange rate basis against all currencies. The Swiss franc is fully convertible and transferable into all currencies without administrative or legal restrictions, both for non-residents and residents of Switzerland. Currencies are generally traded by leading international commercial banks and institutional investors (including corporate treasurers, money managers, pension funds and insurance companies). From time to time, central banks in a number of countries also are major buyers and sellers of foreign currencies, mostly for the purpose of preventing or reducing substantial exchange rate fluctuations.

Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well--particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

The following tables set forth, for the periods indicated, the range of fluctuation concerning the equivalent U.S. dollar rates of exchange and end of month equivalent U.S. dollar rates of exchange for the Swiss franc.

FOREIGN EXCHANGE RATES
Range of Fluctuations in
the Swiss franc
----------------------------------------------
 Annual Period     Swiss franc/U.S. dollar
------------------ ---------------------------
 1985              2.081 - 2.903
 1986              1.604 - 2.093
 1987              1.322 - 1.610
 1988              1.272 - 1.592
 1989              1.541 - 1.758
 1990              1.244 - 1.537
 1991              1.245 - 1.576
 1992              1.232 - 1.545
 1993              1.393 - 1.546
 1994              1.249 - 1.480
 1995              1.115 - 1.315
 1996              1.159 - 1.348

Source: Bloomberg L.P.

The Evaluator will estimate the current exchange rate for the Swiss franc based on activity in the Swiss currency exchange market. However, since this market may be volatile and is constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not be indicative of the amount in United States dollars the Trust would receive had the Trustee sold any particular currency in the market. The foreign exchange transactions of the Trust will be concluded by the Trustee with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).

TAXATION

United States Federal Taxation

--------------------------------------------------------------------------
General. The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of
Section 1221 of the Internal Revenue Code of 1986 ("the Code" ). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Equity Security is equity for federal income tax purposes.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unitholder will have a taxable event when the Trust disposes of an Equity Security (whether by sale, exchange, liquidation, redemption, or otherwise upon the sale or redemption of Units by such Unitholder (except to the extent an In Kind Distribution of stock is available and received by such Unitholder from the Trust, as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Equity Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchase his Units) in order to determine his initial tax basis for his pro rata portion of each Equity Security held by the trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unitholders holding securities that are substantially identical to the Equity Securities. Unitholders should consult their own tax advisors with regard to calculation of basis.

A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid with respect to an Equity Security held by the trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" . A Unitholder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, any such capital gain will be short-term unless a Unitholder has held his Units for more than one year.

3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the trust will generally be considered a capital gain (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year (the date on which the Units are acquired (i.e., the "trade date" ) is excluded for purposes of determining whether the Units have been held for more than one year). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. The limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that own Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as through the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extend they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Recognition of Taxable Gain or Loss Upon Disposition of Equity Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when an Equity Security is disposed of by the Trust or if the Unitholder disposes of a Unit. For taxpayers other than corporations, net capital gains (which are defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that could affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

The Revenue Reconciliation Act of 1993 (the "Act" ) raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations Because some or all capital gains are taxed at a comparatively lower rate under the Act, the Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the trust involved including his pro rata portion of all the Equity Securities represented by the Unit. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unitholders should consult their own tax advisors with regard to any such constructive sale rules.

Special Tax Consequences of In Kind Distributions Upon Redemption or Termination of the Trust. Under certain circumstances a Unitholder tendering Units for redemption may be able to request an In Kind Distribution. A Unitholder may also under certain circumstances be able to request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by the trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of an Equity Security held by the Trust.

Because the Trust will own many Equity Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request and In Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. the cost of the Units is allocated among the Equity Securities held in the Trust in accordance with the proportion of the fair market values of such Equity Securities on the valuation date closest to the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Equity Security.

A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security held by the trust will be reduced to the extent dividends paid with respect to such Equity Security are received by the Trust which are not taxable as ordinary income as described above.

General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number nd appropriate certification are not provided when requested, distributions by the trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States person. Such persons should consult their tax advisers.

In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

It should be noted that payments to the trust of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

At the termination of the Trust, the Trustee will furnish to each Unitholder of such Trust a statement containing information relating to the dividends received by the trust on the Equity Securities, the gross proceeds received by the Trust from the disposition of any Equity Security (resulting from redemption or the sale of any Equity Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.

Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the trust will be treated as the income of the Unitholders under the existing come tax laws of the State and City of New York.

The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders" ) with regard to federal and certain aspects of New
York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their won tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in the Trust that (s) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

Switzerland Taxation

The following discussion assumes that Unitholders are individual residents of the United States who are not citizens of Switzerland, or corporations or other entities created or organized under the law of the United States or of any state or territory of the United States, who do not carry on a trade or business in Switzerland through a "permanent establishment" in Switzerland, and are therefore eligible for benefits pursuant to the Income Tax Treaty between the United States and Switzerland (the "Treaty" ).
Pursuant to the Treaty, neither the Trust nor the Unitholders will be regarded as having a permanent establishment in Switzerland if, as provided under the terms of the Trust Agreement, the Trust carries on its securities transactions in Switzerland through a broker or general commission agent or any other agent of independent status where such person is acting in the ordinary course of its business and accordingly, pursuant to the Treaty, neither the Trust nor the Unitholders who are not otherwise subject to Swiss taxation, solely as a result of their investment in Units of the Trust, should be subject to Swiss income taxation with regard to their investment in the Trust, based on the Sponsor's current understanding of Swiss law, except with respect to Swiss income taxes imposed on dividends. Dividends paid to the Trust by a company resident in Switzerland are subject to Swiss withholding tax at a rate of 35 percent. Pursuant to the Treaty, Unitholders may obtain a partial refund of Swiss withholding tax upon proper filing of a refund request with the Federal Tax Administration of Switzerland which will result in a net Swiss withholding tax of 15 percent on dividends. Unitholders should consult their tax advisers with respect to matters of Swiss taxation and the application of the Treaty.

The tax discussion set forth above is a summary included for general informational purposes only. In view of the individual nature of tax consequences, each Unitholder is advised to consult his own tax adviser with respect to the specific tax consequences of being a Unitholder of the Trust and the exercise or expiration of the rights, including the effect and applicability of state, local, foreign, and other tax laws and the possible effects of changes in federal foreign or other tax laws.

TRUST OPERATING EXPENSES

--------------------------------------------------------------------------
Initial Costs. All costs and expenses incurred in creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, expenses of the Trustee, initial fees of an evaluator and other out-of-pocket expenses have been borne by the Sponsor at no cost to the Fund.

Compensation of Sponsor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, Van Kampen American Capital Investment Advisory Corp., which is an affiliate of the Sponsor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One, for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) may exceed the actual costs of providing such supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to series of Van Kampen American Capital Equity Opportunity Trust and to any other unit investment trusts sponsored by the Sponsor for which the Supervisor provides portfolio supervisory services in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. Pursuant to a contract with the Supervisor, Global Assets Advisors, Inc., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities, provides, for both the initial offering period and secondary market transactions, portfolio supervisory services for the Trust and receives for such services the entire supervisory fee paid to the Supervisor. In addition, American Portfolio Evaluation Services, which is a division of Van Kampen American Capital Investment Advisory Corp., shall receive for regularly providing evaluation services to the Trust the annual per Unit evaluation fee, payable in monthly installments, set forth under "Summary of Essential Financial
Information" in Part One (which is based on the number of Units of the Trust outstanding on January 1 of each year for which such compensation relates) for regularly evaluating the Trust portfolio. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less
Rent of Shelter" in the Consumer Price Index published by the United
States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and the Managing Underwriter will receive sales commissions and the Managing Underwriter may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering--Sponsor and Managing Underwriter Compensation" .

Trustee's Fee. For its services the Trustee will receive the annual per Unit fee from the Trust set forth under "Summary of Essential Financial Information" in Part One (which is based on the number of Units of the Trust outstanding on January 1 of each year for which such compensation relates) and the additional amounts set forth in the footnotes in the " Summary of Essential Financial Information" in Part One. The Trustee's fees are payable in monthly installments on or before the twenty-fifth day of each month from the Income Account of the Trust to the extent funds are available and then from the Capital Account of the Trust. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports
Provided" and "Trust Administration."

Miscellaneous Expenses. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of such Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) accrual of costs associated with liquidating the Securities and (i) expenditures incurred in contacting Unitholders upon termination of the Trust. The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. Since the Equity Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Equity Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "
Taxation."

PUBLIC OFFERING

--------------------------------------------------------------------------
General. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge (which will be reduced annually by .5 of 1% to a minimum sales charge of 3.5%), and cash, if any, in the Income and Capital Accounts held or owned by the Trust. Such underlying value is based on the aggregate value of the Securities computed on the basis of the bid side value of the currency exchange rate for the Swiss franc expressed in U.S. dollars as of the Evaluation Time.

The sales charge applicable to quantity purchases is reduced on a graduated basis to any person acquiring 10,000 or more Units as follows:


Aggregate Number of   Sales Charge
Units Purchased       Reduction Per Unit
   10,000 - 24,000                 0.60%
   25,000 - 49,999                 0.90%
   50,000 - 99,999                 1.30%
   100,000 or more                 2.10%

Any sales charge reduction will primarily be the responsibility of the selling Managing Underwriter, broker, dealer or agent. Registered representatives of the Managing Underwriter may purchase Units of the Trust at the current Public Offering Price less the dealer's concession for secondary market transactions. Registered representatives of selling brokers, dealers, or agents may purchase Units of the Trust at the current Public Offering Price less the dealer's concession.

Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trusts. The Public Offering Price per Unit is based on the aggregate value of the Securities computed on the basis of the bid side value of the currency exchange rate for the Swiss franc expressed in U.S. dollars during the secondary market.

As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Securities in the Trust an amount initially equal to 5.820% of such value and dividing the sum so obtained by the number of Units in the Trust outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Income and Capital Accounts in the Trust. This computation produced a gross underwriting profit initially equal to 5.5% of the Public Offering Price. Such price determination as of the close of the relevant stock market on the date set forth under "Summary of Essential Financial Information" in Part One was made on the basis of an evaluation of the Securities in the Trust prepared by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. Thereafter, the Evaluator on each business day will appraise or cause to be appraised the value of the underlying Securities in the Trust as of the Evaluation Time and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or Managing Underwriter for purchases, sales or redemptions after that time, or on a day which is not a business day for the Trust, will be held until the next determination of price. The term "business day" , as used herein and under "Rights of Unitholders--Redemption of Units" , shall exclude Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange, Inc.: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. In addition "business day" shall exclude the following Swiss holidays:
Easter Monday, Ascension Day, Whit Monday and Boxing Day.

The value of the Equity Securities is determined on each business day by the Evaluator as described under "Rights of Unitholders--Redemption of Units."

In offering the Units to the public, neither the Sponsor, the Managing Underwriter nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

Unit Distribution. Units will be distributed to the public by the Managing Underwriter, broker-dealers and others at the Public Offering Price. Upon the completion of the initial offering period, Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

It is the intention of the Sponsor to qualify Units of the Trust for sale in a number of states. For secondary market transactions, the broker-dealer concession or agency commission will amount to 65% of the then current maximum sales charge. However, resale of Units of the Trust by such Managing Underwriter, dealers and others to the public will be made at the Public Offering Price described in the prospectus. Effective on each May 23, commencing May 23, 1996, the sales charge will be reduced by .5 of 1% to a minimum of 3.5%.

Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 500 Units (100 Units for a tax-sheltered retirement plan). The Managing Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

Sponsor and Managing Underwriter Compensation. The Managing Underwriter will receive the gross sales commission initially equal to 5.5% of the Public Offering Price of the Units, less any reduced sales charge described under "General" above. Any discount provided to investors will be borne by the selling dealer or agent.

In addition, the Managing Underwriter has realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Securities by the Managing Underwriter and the cost of such Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities in the Trust portfolio. The Managing Underwriter may further realize additional profit or loss during the initial offering period as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from purchasers of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Managing Underwriter.

A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor or Managing Underwriter prior to the date of settlement for the purchase of Units may be used in the Sponsor's or the Managing Underwriter's business and may be deemed to be a benefit to the Sponsor or Managing Underwriter, subject to the limitations of the Securities Exchange Act of 1934.

As stated under "Public Market" below, the Managing Underwriter currently intends to maintain a secondary market for Units of the Trust. In so maintaining a market, the Managing Underwriter will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Managing Underwriter or Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

Public Market. Although it is not obligated to do so, the Managing Underwriter currently intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices, subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust (computed as indicated under "Rights of Unitholders--Redemption of Units" ). The aggregate underlying value of the Equity Securities is computed on the basis of the bid side value of the currency exchange rate for the Swiss franc expressed in U.S. dollars. If the supply of Units exceeds demand or if some other business reason warrants it, the Managing Underwriter may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units will be able to dispose of such Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units." A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

Tax-Sheltered Retirement Plans. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 100 Units.

RIGHTS OF UNITHOLDERS

--------------------------------------------------------------------------
Certificates. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust will be evidenced by book entry unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Trustee that ownership be evidenced by certificates. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate representing the Units to be transferred with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("
STAMP" ) or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

Distributions of Income and Capital. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account of the Trust. Dividends to be credited to such accounts are first converted into U.S. dollars at the applicable exchange rate for the Swiss franc.

The Trustee will distribute any net income received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account of the Trust and not distributed until the next distribution date applicable to the Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

On or before the twenty-fifth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account of the Trust amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating
Expenses" ). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of the Trust such amounts as may be necessary to cover redemptions of Units.

Reports Provided. The Trustee shall furnish Unitholders of the Trust in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit of the Trust outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder of the Trust a statement (i) as to the Income Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held by such Trust and the number of Units of the Trust outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit of the Trust based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts of the Trust, separately stated, expressed as total dollar amounts.

In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust division office at 101 Barclay Street, 20th Floor, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as described above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units and converted into U.S. dollars as of the Evaluation Time set forth under "Summary of Essential Financial Information" in Part One. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the applicable Evaluation Time the date of tender is the next business day as defined under "Public Offering--Offering Price" and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Swiss stock exchanges are open for trading on certain days which are U.S. holidays on which the Trust will not transact business. The Securities will continue to trade on those days and thus the value of the Trust may be significantly affected on days when a Unitholder cannot sell or redeem his Units.

The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts of the Trust to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Supervisor for this purpose. Units so redeemed shall be cancelled.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust (net of applicable commissions and stamp taxes). The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Equity Securities of the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. The Evaluator may determine the value of the Equity Securities in the Trust in the following manner: if the Equity Securities are listed on a national securities exchange, this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities of such Trust on the bid side of the market or (c) by any combination of the above. The value of the Equity Securities in the secondary market is based on the aggregate value of the Securities computed on the basis of the bid side value of the currency exchange rate for the Swiss franc expressed in U.S. dollars as of the Evaluation Time.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

TRUST ADMINISTRATION

--------------------------------------------------------------------------
Managing Underwriter Purchases of Units. The Trustee shall notify the Managing Underwriter of any Units tendered for redemption. If the Managing Underwriter's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Managing Underwriter may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Managing Underwriter will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Managing Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

Portfolio Administration. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. While the Trust will not be managed, the Trust Agreement, however, does provide that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of an Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor the retention of such Securities would be detrimental to the Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Equity Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "Trust
Portfolio" and as provided in this paragraph, the acquisition by the Trust of any securities other than the Securities is prohibited.

As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Securities designated by the Supervisor, or if no such designation has been made, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

The Supervisor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities in the Trust. To the extent this is not practicable, the composition and diversity of the Equity Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (except as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders representing 51% of the Units of the Trust then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Trust then outstanding or by the Trustee when the value of the Equity Securities owned by a Trust, as shown by any evaluation, is less than that amount set forth under Minimum Termination Value in the " Summary of Essential Financial Information" in Part One. The Trust
Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One.

Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Trust. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Trust his pro rata share of the balance of the Income and Capital Accounts of the Trust.

Within 60 days after the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder.

The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Managing Underwriter and Sub-Supervisor. International Assets Advisory Corporation ("IAAC" ), the Managing Underwriter for the Trust, is a full-service securities brokerage firm specializing in global investing. IAAC was formed as a Florida corporation in 1981 and registered as a broker/dealer in 1982. The firm has focused on the sale of global debt and equity securities to its clients. IAAC has developed an experienced team specializing in the selection, research, trading, currency exchange and execution of individual equity and fixed-income products on a global basis. Members of this team are also affiliated with Global Assets Advisors, Inc. and have many years of experience in the global marketplace. Global Assets Advisors, Inc., is the Sub-Supervisor and provides research and portfolio supervisory services for the Trust pursuant to a contract with the Supervisor. Global Assets Advisors is a wholly-owned subsidiary of International Assets Holding Corporation and a related corporation of IAAC. The principal offices of IAAC and Global Assets Advisors are located at 250 Park Avenue South, Suite 200, Winter Park, Florida 32789. The telephone number is (800) 432-0000.

Sponsor. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of VK/AC Holding, Inc. Prior to October 31, 1996, VK/AC Holding, Inc. was controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity IV Limited Partnership. On October 31, 1996, VK/AC Holding, Inc. became a wholly owned indirect subsidiary of Morgan Stanley Group Inc. pursuant to the closing of an Agreement and Plan of Merger among Morgan Stanley Group Inc., MSAM Holdings II, Inc. and MSAM Acquisition Inc., whereby MSAM Acquisition Inc. was merged with and into VK/AC Holding, Inc. and VK/AC Holding, Inc. was the surviving corporation (the "Acquisition" ).

As a result of the Acquisition, VK/AC Holding, Inc. became a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly owned subsidiary of Morgan Stanley Group Inc. Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser (MSAM" ), Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending. As of September 30, 1996, MSAM, together with its affiliated investment advisory companies, had approximately $103.5 billion of assets under management and fiduciary advice.

On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Distributors, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco, Seattle and Tampa. As of November 30, 1996, the total stockholders' equity of Van Kampen American Capital Distributors, Inc. was $129,451,000 (unaudited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided" ).
The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

OTHER MATTERS

--------------------------------------------------------------------------
Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Kroll & Tract, LLP has acted as counsel for the Trustee.

Independent Certified Public Accountants. The statement of condition and the related securities portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or the Managing Underwriter. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

TABLE OF CONTENTS

Title                                   Page
The Trust                                  2
Objective and Securities Selection         2
Trust Portfolio                            3
Risk Factors                               4
Taxation                                   7
Trust Operating Expenses                   9
Public Offering                           10
Rights of Unitholders                     11
Trust Administration                      12
Other Matters                             14

This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

SWISS BLUE CHIP STRATEGIC TRUST, SERIES 1

PROSPECTUS PART TWO

Van Kampen American Capital Equity Opportunity Trust, Series 12

Note: This Prospectus May Be Used Only
When Accompanied by Part One. Both
Parts of this Prospectus should be
retained for future reference.
Dated as of the date of the Prospectus
Part One accompanying this Prospectus
Part Two.

International Assets Advisory Corp.

250 Park Avenue South, Suite 200
Winter Park, Florida 32789


                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants

                               Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 12, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of April, 1997.

                         Van Kampen American Capital Equity Opportunity
                            Trust, Series 12
                            (Registrant)

                         By Van Kampen American Capital Distributors,
                            Inc.
                            (Depositor)


                         By: Sandra A. Waterworth
                             Vice President

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 1997 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

 Signature                  Title

Don G. Powell         Chairman and Chief            )
                        Executive Officer           )

William R. Molinari   President and Chief Operating )
                        Officer                     )

Ronald A. Nyberg      Executive Vice President and  )
                        General Counsel             )

William R. Rybak      Senior Vice President and     )
                        Chief Financial Officer     )

Sandra A. Waterworth                                ) (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 203 (File No. 33-65744) and with the Registration Statement on Form S-6 of Insured Municipals Income Trust, 170th Insured Multi-Series (File No. 33-55891) and the same are hereby incorporated herein by this reference.